Preferred stock (Composition of Preferred Stock) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Class of Stock [Line Items]
Aggregate amount		¥ 914,752	¥ 914,752	¥ 914,752
Number of shares Authorized		4,214,752,000	4,214,752,000	4,251,442,000
Number of shares Issued		914,752,000	914,752,000	914,752,000
Number of shares In treasury		10,929,211	11,649,262
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Aggregate amount	[1]	¥ 914,752	¥ 914,752	¥ 914,752
Number of shares Authorized	[1]	914,752,000	914,752,000	914,752,000
Number of shares Issued	[1]	914,752,000	914,752,000	914,752,000
Liquidation value per share	[1]	¥ 1,000	¥ 1,000	¥ 1,000
Convertible or not	[1]	Yes
Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Number of shares Authorized				36,690,000
First series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000	900,000,000	900,000,000
Convertible or not	[2]	-
Second series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000	900,000,000	900,000,000
Convertible or not	[2]	-
Third series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000	900,000,000	900,000,000
Convertible or not	[2]	-
Fourth series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000	900,000,000	900,000,000
Convertible or not	[2]	-
First series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	900,000,000	900,000,000	900,000,000
Convertible or not	[3]	-
Second series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	900,000,000	900,000,000	900,000,000
Convertible or not	[3]	-
Third series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	900,000,000	900,000,000	900,000,000
Convertible or not	[3]	-
Fourth series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	900,000,000	900,000,000	900,000,000
Convertible or not	[3]	-
First series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[4]	1,500,000,000	1,500,000,000	1,500,000,000
Convertible or not	[4]	-
Second series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[4]	1,500,000,000	1,500,000,000	1,500,000,000
Convertible or not	[4]	-
Third series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[4]	1,500,000,000	1,500,000,000	1,500,000,000
Convertible or not	[4]	-
Fourth series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[4]	1,500,000,000	1,500,000,000	1,500,000,000
Convertible or not	[4]	-
Preferred stock
Class of Stock [Line Items]
Number of shares In treasury		815,828,400	701,631,100	602,100,700
Preferred stock | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Number of shares In treasury	[1]	815,828,400	701,631,100	602,100,700

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted into common stock but not yet cancelled.
[2]	The total number of authorized shares from first to fourth series class XIV preferred stock shall not exceed 900,000,000.
[3]	The total number of authorized shares from first to fourth series class XV preferred stock shall not exceed 900,000,000.
[4]	The total number of authorized shares from first to fourth series class XVI preferred stock shall not exceed 1,500,000,000.